UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2006

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 11, 2006

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 52
Form 13 F Information Table Value Total: 197,096

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      858    11340 SH       SOLE                    11340
Agilent Technologies Inc       COM              00846U101     6609   176000 SH       SOLE                   176000
American Financial Realty Trus COM              02607P305     4514   387450 SH       SOLE                   387450
Amgen Inc                      COM              031162100     4768    65543 SH       SOLE                    65543
BP PLC - Spons ADR             COM              055622104     1568    22744 SH       SOLE                    22744
BellSouth Corp                 COM              079860102      277     8000 SH       SOLE                     8000
Central Fund Canada CL A       COM              153501101     5647   710350 SH       SOLE                   710350
Cisco Systems Inc              COM              17275R102      212     9800 SH       SOLE                     9800
Citigroup Inc                  COM              172967101     6466   136905 SH       SOLE                   136905
Coca-Cola Co                   COM              191216100      601    14355 SH       SOLE                    14355
ConocoPhillips                 COM              20825C104     4751    75237 SH       SOLE                    75237
DNP Select Income Fund Inc.    COM              23325P104     3328   318500 SH       SOLE                   318500
Delphi Financial Group-Cl A    COM              247131105     6489   125680 SH       SOLE                   125680
DuPont E I de Nemours & Co     COM              263534109     2214    52462 SH       SOLE                    52462
Duke Realty Corp               COM              264411505      721    19000 SH       SOLE                    19000
Emerson Electric Co            COM              291011104      293     3500 SH       SOLE                     3500
Exxon Mobil Corporation        COM              30231G102     2738    44996 SH       SOLE                    44996
General Electric Co            COM              369604103     7970   229165 SH       SOLE                   229165
Great Plains Energy Inc        COM              391164100     2118    75250 SH       SOLE                    75250
HRPT Properties Trust          COM              40426W101     6304   537000 SH       SOLE                   537000
Helmerich & Payne              COM              423452101     9588   137325 SH       SOLE                   137325
Hewlett Packard Co             COM              428236103    27349   831290 SH       SOLE                   831290
Home Depot Inc                 COM              437076102      446    10550 SH       SOLE                    10550
Hospitality Properties Trust   COM              44106M102      310     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1472    75654 SH       SOLE                    75654
International Business Machine COM              459200101     5700    69119 SH       SOLE                    69119
Jetblue Airways Corp           COM              477143101     2444   227985 SH       SOLE                   227985
Johnson & Johnson              COM              478160104      728    12300 SH       SOLE                    12300
KeySpan Corporation            COM              49337w100     6900   168835 SH       SOLE                   168835
Liberty Media Corp-A           COM              530718105      115    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      254     4600 SH       SOLE                     4600
Merck & Co                     COM              589331107     4271   121245 SH       SOLE                   121245
Microsoft Corp                 COM              594918104     7185   264066 SH       SOLE                   264066
NSTAR                          COM              67019E107     5785   202200 SH       SOLE                   202200
New Plan Excel Realty Trust    COM              648053106     6213   239506 SH       SOLE                   239506
Newmont Mining Corp            COM              651639106    12149   234132 SH       SOLE                   234132
Northrop Grumman Corp          COM              666807102     8049   117869 SH       SOLE                   117869
Pfizer Inc                     COM              717081103      337    13535 SH       SOLE                    13535
Procter & Gamble               COM              742718109     1614    28001 SH       SOLE                    28001
Rait Investment Trust          COM              749227104      387    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     3697    82550 SH       SOLE                    82550
Schering-Plough                COM              806605101      192    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     7384   337025 SH       SOLE                   337025
St. Paul Travelers Cos Inc     COM              792860108     6142   146980 SH       SOLE                   146980
Thornburg Mortgage Inc         COM              885218107      456    16850 SH       SOLE                    16850
Union Pacific Corp             COM              907818108      243     2600 SH       SOLE                     2600
Unisys Corp                    COM              909214108       69    10000 SH       SOLE                    10000
Verizon Communications         COM              92343V104     6672   195889 SH       SOLE                   195889
Wachovia Corp                  COM              929903102      350     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      954    22000 SH       SOLE                    22000
Wyeth                          COM              983024100      574    11832 SH       SOLE                    11832
Xcel Energy Inc                COM              98389B100      621    34237 SH       SOLE                    34237